CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical)	Sep. 30, 2022 USD ($) $ / shares shares
Allowance for credit loss | $	$ 2,747,000
Preferred Stock, Par Value | $ / shares	$ 0.01
Preferred Stock, Authorized (in shares)	26,000,000
Preferred Stock, Shares Issued (in shares)	0
Preferred Stock, Shares outstanding (in shares)	0
Common stock, Par Value (in dollars per shares) | $ / shares	$ 0.01
Common stock, Shares Authorized (In shares)	300,000,000
Common stock, Shares Issued (In shares)	73,034,000
Common stock, Shares Outstanding (In shares)	73,034,000
Series A Convertible Preferred Shares [Member]
Redeemable Common Preferred Shares, Par Value (in dollars per share) | $ / shares	$ 0.01
Redeemable Common Preferred Shares Authorized (in shares)	24,000,000
Redeemable Common Preferred Shares Issued (in shares)	23,587,952
Redeemable Common Preferred Shares Outstanding (in shares)	23,588,000
Temporary Equity, Liquidation Preference | $	$ 11,500
Series A Redeemable Common Equivalent Preferred Shares
Redeemable Common Preferred Shares, Par Value (in dollars per share) | $ / shares	$ 0.00
Redeemable Common Preferred Shares Authorized (in shares)	222,150,000
Redeemable Common Preferred Shares Issued (in shares)	0
Redeemable Common Preferred Shares Outstanding (in shares)	0
Series B Redeemable Common Equivalent Preferred Shares
Redeemable Common Preferred Shares, Par Value (in dollars per share) | $ / shares	$ 0.00
Redeemable Common Preferred Shares Authorized (in shares)	17,000,000
Redeemable Common Preferred Shares Issued (in shares)	0
Redeemable Common Preferred Shares Outstanding (in shares)	0